SUMMARY OF ACCOUNTING POLICIES - Narrative (Details)	12 Months Ended
Dec. 31, 2023 segment
Disclosure of initial application of standards or interpretations [line items]
Lessee, operating lease, term of contract (in months)	12 months
Number of operating segments	1
Minimum
Disclosure of initial application of standards or interpretations [line items]
Period of guarantee for products against defects (in years)	1 year
Maximum
Disclosure of initial application of standards or interpretations [line items]
Period of guarantee for products against defects (in years)	8 years